Results for the Year - Corporate and Deferred Tax (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Results for the Year
Current tax on profit	kr 1,301	kr 1,478	kr 954
Adjustment to deferred tax	(59)	107	(371)
Adjustment to unrecognized deferred tax assets	43	(92)	378
Total tax for the period in the income statement	kr 1,285	kr 1,493	kr 961